INVESTMENT IN ASSOCIATE (Tables)	9 Months Ended
Dec. 31, 2022
Investment In Associate
Schedule of investment associate

Name	Principal Activity	Place of Incorporation and Principal Place of Business	Voting Rights Held as of December 31, 2022	Voting Rights Held as of March 31, 2022
Associate: Stimunity S.A.	Biotechnology	Paris, France	44.0%	44.0%

Schedule of investment in Stimunity S.A.

	As of and for the Nine Months Ended December 31,
(In thousands)	2022	2021

Balance, beginning of period	$1,673	$1,735
Share of (loss)	(268)	(363)
Balance, end of period	$1,405	$1,372